Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	148 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%	13.10%	14.30%
Lipper Flexible Portfolio Fund Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.18%	6.32%	6.33%	6.92%
Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		5.06%	4.20%	5.09%	4.71%
Performance Inception Date					Sep. 10, 2012
Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.67%	3.14%	4.13%	3.69%
Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.00%	2.97%	3.69%	3.35%
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.31%	4.45%	5.36%	4.97%
Performance Inception Date					Sep. 10, 2012

[1]	Institutional Class shares of the Predecessor Fund commenced operations on March 26, 2018. Institutional Class returns shown prior to that date are the returns for the Investor Class of the Predecessor Fund adjusted for the expenses of the Institutional Class.